TRADE AND OTHER PAYABLES (Tables)	3 Months Ended
Mar. 31, 2018
Trade And Other Payables Tables
Trade and other paybles
	March 31, 2018	December 31, 2017
	$	$

Trade Payables	99,112	119,013
Accrued Liabilities	68,000	31,200

	167,112	150,213